PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2016	2015
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$25,445	$20,036
Leasehold improvements	5,424	3,386
Office furniture and equipment	3,407	2,617

	34,276	26,039
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	16,508	12,765
Leasehold improvements	2,442	1,961
Office furniture and equipment	2,797	1,490

	21,747	16,216

Depreciated cost	$12,529	$9,823